CASH AND CASH EQUIVALENTS - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash on hand and cash at banks	$ 37,970	$ 54,017
Balances per statement of cash flows	$ 37,970	$ 54,017	$ 42,512	$ 52,237